OPERATIONS IN TURKMENISTAN	12 Months Ended
Dec. 31, 2010
OPERATIONS IN TURKMENISTAN
OPERATIONS IN TURKMENISTAN

4. OPERATIONS IN TURKMENISTAN

        In December 2010 the Group suspended its operations in Turkmenistan following a notice received from the Ministry of Communications of Turkmenistan informing of a decision to suspend licenses held by BCTI, the Group's wholly-owned subsidiary in Turkmenistan, for a period of one month starting from December 21, 2010. On January 21, 2011, the period of license suspension expired, however, permission to resume operations was not granted.

        The Group conducted operations in Turkmenistan under a trilateral agreement signed in November 2005 by BCTI, MTS OJSC and the Ministry of Communications of Turkmenistan which expired on December 21, 2010, unless extended pursuant to its terms and conditions. In accordance with certain provisions of this agreement, BCTI shared net profits derived from its operations in the country with the Ministry of Communications of Turkmenistan. The amount of shared net profit was calculated based on the financial statements prepared in accordance with local accounting principles subject to certain adjustments. Under the terms of the agreement, BCTI shared 20% of its net profit commencing December 21, 2005. The Group at all times believed that the agreement would be extended and approached the Ministry of Communications within the required timeframe to formalize the extension. However, the Ministry of Communications failed to grant the extension in accordance with the terms of the agreement.

        Following the decision to suspend licenses, Turkmenistan government authorities took further steps, including the one-sided termination of interconnect agreements between BCTI and state-owned telecom operators, to prevent the Group from providing services to its customers.

        Although BCTI has experienced no restrictions in using its current bank accounts and short-term deposits to settle existing tax and contractual liabilities, the ability of the Group to repatriate cash from the country is uncertain.

        The Group initiated a number of lawsuits against Turkmenistan government authorities and state-owned telecom operators to defend its legal rights. On December 21, 2010 BCTI filed three requests of arbitration with the International Court of Arbitration of the International Chamber of Commerce ("ICC") against the Ministry of Communications of Turkmenistan and several state-owned telecom operators requesting specific performance on the respective agreements and compensation of damages. On January 24, 2011 ICC proceedings were suspended due to the proposal of the Ministry of Communications of Turkmenistan to start negotiations but were resumed on February 18, 2011 as no agreement between the parties was reached.

        On 21 January 2011 MTS sent to the Government of Turkmenistan a formal notice requesting to resolve the dispute by negotiations. Should the dispute not be resolved amicably by negotiations, MTS reserved its right to commence proceedings against the sovereign state of Turkmenistan on the basis of any applicable inter-governmental investment treaty. Under the Bilateral Investment Treaty ("BIT") between the Russian Federation and Turkmenistan, if a dispute is not resolved through negotiations within six months from the date of the request to negotiate, it can be referred to the International Centre for the Settlement of Investment Disputes ("ICSID").

        Considering the adverse impact of such circumstances on the Group's ability to conduct operations in Turkmenistan, the Group determined that all of its long-lived assets attributable to Turkmenistan were impaired and recorded an impairment charge of $119.6 million in the consolidated statement of operations for the year ended December 31, 2010. The Group also assessed the recoverability of the subsidiary's current assets and provided for or wrote down those which were considered to be impaired. The total effect of impairment charges on the Group's statement of operations for the year ended December 31, 2010 is as follows:

Impairment of long-lived assets	$119,580
Provision for doubtful accounts	11,462
General and administrative expenses	4,280
Other operating expenses	2,500

$137,822